INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) $ in Thousands, shares in Millions, kr in Millions		1 Months Ended		12 Months Ended
	Oct. 20, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jul. 31, 2022 USD ($)	Dec. 31, 2020 NOK (kr) shares	Oct. 20, 2020 NOK (kr)	Jun. 30, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Unrealized (loss)/gain recorded in other comprehensive income				$ (284)	$ 279
Unrealized gain/(loss)				1,087	(22,428)
Shares received under debt restructuring agreement | shares	4.4
Cash compensation received under debt restructuring agreement	$ 1,100				1,100				kr 10	kr 10
Equity Securities
Debt Securities, Available-for-sale [Line Items]
Disposition of investment			$ 800
Solstad Offshore ASA
Debt Securities, Available-for-sale [Line Items]
Gain on the sale of shares					$ 2,600
Frontline forward contract
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares					1.4				1.4
Debt Restructuring Agreement
Debt Securities, Available-for-sale [Line Items]
Shares received under debt restructuring agreement | shares					4.4
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Unrealized (loss)/gain recorded in other comprehensive income				(0)	$ (0)	$ 100
Disposition of investment						$ 300
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Unrealized (loss)/gain recorded in other comprehensive income				$ (300)	400
Redemption price, percentage				12.00%
Purchase of corporate bonds				$ 1,400	1,300
Corporate Bond Securities, Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage				12.00%
Corporate Bond Securities, Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Unrealized (loss)/gain recorded in other comprehensive income					0
Redemption price, percentage				7.50%
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Unrealized (loss)/gain recorded in other comprehensive income				$ 0
Redemption price, percentage		7.50%		7.50%
Aggregate impairment charge		$ 800			4,300
Oro Negro, super senior callable liquidity bonds
Debt Securities, Available-for-sale [Line Items]
Unrealized (loss)/gain recorded in other comprehensive income					$ 100
Common stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares				1.4	1.4				1.4
Debt amount				$ 15,600	$ 36,800						$ 36,800
Number of shares sold (in shares) | shares					2.0	7.6
Disposals during the year					$ 21,100
Realized gain on investments					$ 2,300
Forward contract shares, purchase price				$ 16,400
Forward contract to repurchase shares (shares) | shares				1.4	3.4	3.4
Secured borrowings, liability recorded				$ 15,600	$ 15,600
Unrealized gain/(loss)				$ 1,200	$ (16,000)	$ 25,000
Common stock - Frontline Ltd | Subsequent Event
Debt Securities, Available-for-sale [Line Items]
Forward contract shares, purchase price								$ 16,600
Common stock - Frontline Ltd | Frontline forward contract
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares				1.4	1.4				1.4
Common stock - NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares				1.3	1.3		1.3		1.3
Unrealized gain/(loss)				$ (100)	$ (2,500)	400
Foreign exchange gain (loss)				(0)	(300)	(0)
Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss)				0	(3,900)	3,700
Foreign exchange gain (loss)				$ 0	$ (400)	$ 300
ADS Maritime Holding
Debt Securities, Available-for-sale [Line Items]
Realized gain on investments			700
Final dividend distribution			$ 8,800
Number of vessels sold | vessel			2	2
ADS Maritime Holding | Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares							4.0
Payments to acquire businesses, gross							$ 10,000